Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Share-based Compensation [Abstract]
Schedule Of Changes In Shares Subject To Option

(shares in thousands)	Average Exercise Price Per Share	Shares	Total Intrinsic Value of Awards	Average Remaining Life (Years)
Beginning of year	$43.16	15,952
Options granted	$44.03	945
Options exercised	$29.62	(1,844)
Options canceled	$49.08	(450)
End of year	$44.75	14,603	$93	6.0
Exercisable at year end	$42.34	10,540	$87	5.1

Schedule Of Changes In Incentive Awards Outstanding

(shares in thousands)	Shares	Average Grant Date Fair Value Per Share
Beginning of year	7,101	$39.38
Granted	340	$42.41
Earned/vested	(346)	$38.68
Canceled	(296)	$39.71
End of year	6,799	$39.55